Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Sales	$ 3,366,061	$ 1,120,687	$ 7,768,133	$ 2,848,287	$ 4,143,744	$ 4,101,131
Cost of Goods Sold	2,542,887	790,336	6,484,235	2,237,282	3,574,060	3,489,356
Gross Profit	823,174	330,351	1,283,898	611,005	569,684	611,775
Operating Expenses
Selling and marketing expenses	712,420	636,481	1,825,170	2,201,045	2,841,331	1,557,842
General and administrative expenses	1,085,044	1,006,041	2,900,203	2,785,713	3,612,988	3,602,586
Research and development						110,338
Depreciation and amortization expense	10,204	10,903	31,446	34,034	44,817	52,247
Total Operating Expenses	1,807,668	1,653,425	4,756,819	5,020,792	6,499,136	5,323,013
Loss from Operations	(984,494)	(1,323,074)	(3,472,921)	(4,409,787)	(5,929,452)	(4,711,238)
OTHER INCOME (EXPENSE)
Other income		356,438		359,939	509,806	16,521
Impairment of asset for sale		(116,000)		(116,000)	(116,000)	(133,879)
Gain on write of loans payable		151,000	75,000	157,250	152,233
Gain (Loss) on conversion of preferred stock	(188,395)	(146,382)	(434,380)	(1,265,666)	(1,364,250)
Loss on exchange of preferred stock				(40,000)	(40,000)
Unrealized gain(loss) on investment securities	(24,604)	(8,400)	(167,309)	32,000	58,651	(1,600)
Cash settlement for non-conversion of common stock	(13,500)		(13,500)
Gain (Loss) on net change in derivative liability and conversion of debt	(27,607,804)	19,798,080	(29,176,702)	(4,146,757)	5,838,830	19,359,866
Interest and dividend expense	(233,426)	(314,547)	(704,434)	(934,942)	(1,227,599)	(1,268,305)
TOTAL OTHER (EXPENSE) INCOME	(28,067,729)	19,720,189	(30,421,325)	(5,954,176)	3,811,671	17,972,603
NET INCOME (LOSS)	(29,052,223)	18,397,115	(33,894,246)	(10,363,963)	(2,117,781)	13,261,365
WARRANTS DEEMED DIVIDENDS				(2,037,849)	(2,037,849)
NET (LOSS) ATTRIBUTABLE TO SHAREHOLDERS INCOME	$ (29,052,223)	$ 18,397,115	$ (33,894,246)	$ (12,401,812)	$ (4,155,630)	$ 13,261,365
BASIC EARNINGS (LOSS) PER SHARE ATTRIBUTABLE TO SHAREHOLDERS' (in Dollars per share)	$ (0.04)	$ 0.09	$ (0.06)	$ (0.08)	$ (0.02)	$ 0.64
DILUTED EARNINGS (LOSS) PER SHARE ATTRIBUTABLE TO SHAREHOLDERS' (in Dollars per share)	$ (0.04)	$ 0.02	$ (0.06)	$ (0.08)	$ (0.02)	$ 0.04
WEIGHTED-AVERAGE COMMON SHARES OUTSTANDING,
BASIC (in Shares)	775,597,578	197,669,804	589,675,480	147,762,596	180,500,778	20,651,668
DILUTED (in Shares)	775,597,578	795,174,058	589,675,480	147,762,596	180,500,778	312,352,351